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                                           June 8, 2006

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

              Re:    RathGibson, Inc.
                     (Registration Statement on Form S-4)

Ladies and Gentlemen:

         On behalf of RathGibson, Inc. (the "Registrant"), we hereby transmit a
Registration Statement for filing in connection with the registration under the
Securities Act of 1933 of an offer by the Registrant to exchange $1,000 principal amount of its 11.25% Senior Notes due 2014, Series B for each $1,000 principal amount of its outstanding 11.25% Senior Notes due 2014, Series A. The Senior
Notes, Series A were issued and sold on February 7, 2006 in a transaction exempt from registration under the Securities Act. The aggregate principal amount of
Senior Notes, Series A sold on such date was $200,000,000, all of which are outstanding on the date of this letter. No additional capital is being raised by the Registrant in connection with the exchange offer contemplated by this
Registration Statement.

         Additionally, on behalf of the Registrant, we concurrently submit to the staff of the Securities and Exchange Commission (the "Commission") a
supplemental letter containing representations required by existing staff no-action letters.

         We note that the appropriate filing fee was previously sent by the
Registrant to the Commission by wire transfer.

         If you have any questions concerning the transmitted materials, please do not hesitate to contact Michael R. Littenberg at (212) 756-2524 or the undersigned at (212) 756-2497. If you have any questions concerning the financial statements of the Registrant, please do not hesitate to contact Barry
Nuss of the Registrant at (608) 531-3137, or Tim O'Donnell of Deloitte & Touche
LLP, the auditor of the Registrant, at (414) 977-2654.

                                                     Sincerely,

                                                     /s/ James Nicoll

                                                     James Nicoll